UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
T. ROWE PRICE
Retirement I Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Retirement I Funds
HIGHLIGHTS
Returns for the Retirement I Funds were mixed but generally flat during the
12-month period ended May 31, 2023. The funds lagged the S&P Target Date
Indexes but outperformed their Lipper peer group averages.
With respect to the shorter-dated vintages, our glide path’s relatively lower allocation to cash and higher allocation to U.S. Treasury inflation protected securities weighed on results. Tactical allocation decisions detracted from relative performance, while our structural design added value across all vintages. Overall, the impact from security selection was mixed.
Tactically, we are underweight stocks and bonds relative to cash. Stocks remain vulnerable to a slowing economy and a weaker earnings backdrop, while tight monetary policy remains a potential headwind to bonds. Within fixed income, we trimmed exposure to floating rate loans and increased our overweight to long-
term U.S. Treasury bonds.
The impacts from tight monetary policy continue to contribute to our cautious stance. While the pace of interest rate increases has cooled, we expect volatility to remain elevated in the near term as the effects of limited liquidity and falling earnings expectations are reflected in markets. Other key risks to global markets include a worse-than-expected decline in growth, central bank missteps, persistent inflation, and geopolitical tensions.
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T. ROWE PRICE Retirement I Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Retirement I Funds

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Retirement I Funds
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The funds seek the highest total return over time consistent with an emphasis on both capital growth and income.
FUND COMMENTARY
How did the funds perform in the past 12 months?
The Retirement I Funds generated mixed returns, as shorter-dated vintages declined and longer-dated vintages posted modest gains. The funds trailed versus the S&P Target Date Indexes but outperformed their Lipper peer group averages. ( Past performance cannot guarantee future results. )
What factors influenced the funds’ performance?
Our glide path design has a higher equity allocation and corresponding lower fixed income and cash allocations relative to the S&P Target Date Indexes in order to emphasize long-term growth. This aspect of our glide path design detracted from relative performance among the shorter-dated vintages where we hold less cash relative to the index. Cash outperformed equities, bonds, and
U.S. Treasury inflation protected securities for the period.
Tactical decisions detracted from results across vintages. Relative performance was hindered by an overweight allocation to emerging markets relative to international developed markets stocks. Emerging markets broadly declined over the period amid headwinds from the ongoing Russian invasion of
Ukraine, economic and geopolitical uncertainty in China, and the sharp increase in most major developed markets’ interest rates. We believe the outlook for emerging markets stocks has improved, and we are constructive on the potential for a tailwind from economic activity and stimulus in China.
An underweight allocation to U.S. growth stocks, which have fared better than value-oriented stocks in recent periods, also detracted. However, we recently closed this underweight position.
The impact from security selection was mixed for the period. Underlying fixed income allocations detracted from performance among shorter-dated vintages, while contributions from underlying equity allocations added more value at the long end of the glide path. The underlying dynamic global bond and hedged international bond strategies trailed their respective style-specific benchmarks.
On the positive side, the U.S. mid-cap value and international developed value equity allocations outpaced their respective benchmarks.

T. ROWE PRICE Retirement I Funds

How are the funds positioned?
We maintained a cautious stance with an underweight to stocks and bonds in favor of cash. Stocks remain vulnerable to a slowing economy and a weaker earnings backdrop, while tight monetary policy remains a potential headwind to bonds. Cash offers attractive yields and liquidity in an uncertain environment.
Stocks
On a regional basis, we are modestly overweight to international stocks relative to U.S. stocks. International stocks offer relatively more attractive valuations, and local currencies have room to appreciate. However, the economic impact from reopening in China has been disappointing thus far, and tight global monetary policy remains a headwind. Outside the U.S., we are overweight to emerging markets stocks relative to developed markets stocks given attractive valuations. Tightening policy from central banks in some countries may have peaked, which may bolster the sector, although an uncertain near-term outlook for China could contribute to continued volatility.
We are overweight to U.S. small- and mid-cap stocks relative to larger companies. Markets appear to have already priced in an unfavorable economic scenario, leaving valuations attractive on a historical basis. Among smaller companies, we see value in selective exposure to higher-quality names and regional banks.
We are neutral toward inflation-sensitive real assets equities. We believe commodities offer an attractive hedge if inflation remains elevated; however, commodity prices may ultimately face pressure due to global economic concerns, while real estate investment trusts face pressure from higher interest rates and commercial real estate weakness.
Bonds
We continued to trim our position in floating rate loans throughout the period as short-term interest rates approach peak levels with the Federal Reserve (Fed)
on the cusp of a pause, investing proceeds into high yield bonds and higher-
quality areas such as cash. In the high yield market, credit fundamentals and higher yields remain supportive. While default rates are rising from historically low levels, they are not expected to rise significantly above long-term averages.

T. ROWE PRICE Retirement I Funds

We increased our overweight to long-term U.S. Treasury bonds, which we believe can help provide ballast amid equity market volatility. While yield volatility could persist in the near term, we believe that long-term interest rates have likely peaked in the cycle. We remain overweight to dollar-denominated emerging markets bonds, which offer attractive yields. We believe the sector stands to benefit from peaking central bank tightening and moderating inflation over the near to medium term.
What is portfolio management’s outlook?
Global equity and bond markets remained volatile during the period, with many major indexes trending lower. The outlook for the global economy remains mixed. Signals of economic strength have surprised to the upside, despite evidence of tightening financial conditions that are expected to weigh on growth during the latter half of this year.
Global central banks may be approaching a peak in the tightening cycle as inflation slowly recedes, although a divergent approach underscores the uncertainty in the current environment. The Fed looks to be closer to pausing as it emphasizes a data-dependent approach, while the European Central
Bank and Bank of England face stickier inflation and remain on a tightening course. The Bank of Japan, meanwhile, is expected to push a shift in yield curve control policy out later into the year. While the pace of global interest rate increases has cooled, we expect volatility to remain elevated in the near term as the effects of limited liquidity and falling earnings expectations are reflected in markets. Other key risks to global markets include a worse-than-expected decline in growth, central bank missteps, persistent inflation, and geopolitical tensions. We continue to assess when to add to equities and other risk assets as we evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions. In our view, these conditions contribute to a less compelling risk/reward trade-off between stocks and bonds or cash in the near term, and we believe that a more modest allocation to equities may be prudent.
The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of positive and negative forces driving global financial markets, we believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the Retirement I
Funds’ risk/reward profiles, should benefit our investors over time across a range of market and economic environments.

T. ROWE PRICE Retirement I Funds

PERFORMANCE  COMPARISON
The Performance Comparison tables show the returns for each fund versus its respective S&P Target Date Index. The tables also show the average returns for each fund’s respective Lipper target date category, providing a tool to measure the performance of our funds against those with similar objectives. In addition, we compare the funds’ performance against the S&P Target Date Indexes in the
Growth of $10,000 graphs following this letter.
RETIREMENT BALANCED I FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement Balanced I
Fund – I  Class –
.
1.62% -1.01%
S&P Target Date
Retirement Income Index 2.39 0.19
Lipper Mixed-Asset Target
Today Funds Average 1.58 -1.31
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2005 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2005 Fund
– I  Class –
.
1.67% -0.91%
S&P Target Date
Retirement Income Index 2.39 0.19
Lipper Mixed-Asset Target
2010 Funds Average 1.55 -1.48
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2010 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2010 Fund
– I  Class –
.
1.67% -0.91%
S&P Target Date 2010
Index 2.46 0.45
Lipper Mixed-Asset Target
2010 Funds Average 1.55 -1.48
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2015 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2015 Fund
– I  Class –
.
1.70% -0.78%
S&P Target Date 2015
Index 2.32 0.27
Lipper Mixed-Asset Target
2015 Funds Average 1.42 -1.45
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2020 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2020 Fund
– I  Class –
.
1.75% -0.61%
S&P Target Date 2020
Index 2.38 0.18
Lipper Mixed-Asset Target
2020 Funds Average 1.47 -1.40
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2025 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2025 Fund
– I  Class –
.
1.85% -0.51%
S&P Target Date 2025
Index 2.40 0.55
Lipper Mixed-Asset Target
2025 Funds Average 1.52 -1.25
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2030 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2030 Fund
– I  Class –
.
1.87% -0.28%
S&P Target Date 2030
Index 2.44 0.60
Lipper Mixed-Asset Target
2030 Funds Average 1.52 -1.06
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2035 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2035 Fund
– I  Class –
.
1.96% 0.02%
S&P Target Date 2035
Index 2.45 0.55
Lipper Mixed-Asset Target
2035 Funds Average 1.65 -0.67
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2040 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2040 Fund
– I  Class –
.
1.96% 0.19%
S&P Target Date 2040
Index 2.50 0.62
Lipper Mixed-Asset Target
2040 Funds Average 1.76 -0.30
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2045 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2045 Fund
– I  Class –
.
2.00% 0.47%
S&P Target Date 2045
Index 2.52 0.72
Lipper Mixed-Asset Target
2045 Funds Average 1.68 -0.22
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2050 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2050 Fund
– I  Class –
.
2.04% 0.49%
S&P Target Date 2050
Index 2.50 0.73
Lipper Mixed-Asset Target
2050 Funds Average 1.67 -0.16
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2055 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2055 Fund
– I  Class –
.
2.02% 0.44%
S&P Target Date 2055
Index 2.49 0.75
Lipper Mixed-Asset Target
2055 Funds Average 1.72 -0.06
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2060 FUND – I  CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2060 Fund
– I  Class –
.
2.01% 0.44%
S&P Target Date 2060
Index 2.55 0.79
Lipper Mixed-Asset Target
2060 Funds Average 1.71 -0.03
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT I 2065 FUND – I CLASS
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Retirement I 2065 Fund – I
Class –
.
2.10% 0.49%
S&P Target Date 2065+
Index 2.47 0.75
Lipper Mixed-Asset Target
2060+ Funds Average 1.79 0.05
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement I Funds

IMPORTANT  INFORMATION
The principal value of the Retirement I Funds is not guaranteed at any time, including at or after the target date, which is the approximate year an investor plans to retire (assumed to be age 65) and likely stop making new investments in the fund. If an investor plans to retire significantly earlier or later than age
65, the funds may not be an appropriate investment even if the investor is retiring on or near the target date. The funds’ allocations among a broad range of underlying T. Rowe Price stock and bond funds will (with the exception of the Retirement Balanced I Fund) change over time. The funds (other than the Retirement Balanced I Fund) emphasize potential capital appreciation during the early phases of retirement asset accumulation, balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term postretirement withdrawal horizon. The funds are not designed for a lump-sum redemption at the target date and do not guarantee a particular level of income. The funds maintain a substantial allocation to equities both prior to and after the target date, which can result in greater volatility over shorter time horizons.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Retirement I Funds

RISKS OF INVESTING
The Retirement I Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.
Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-
U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
For a thorough discussion of risks, please see the prospectus.
BENCHMARK INFORMATION
S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.
Lipper Averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

T. ROWE PRICE Retirement I Funds

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P Target Date Indexes are products of S&P Dow Jones Indices
LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered
trademarks of Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark
Holdings LLC (“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P Target Date Indexes.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement Balanced I Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.26% 4.04% Equity Index 500
6.92 6.95 Growth Stock
1.70 2.18 U.S. Large-Cap Core
6.92 6.32 Value
1.49 1.45 U.S. Equity Research
U.S. Mid-Cap Stocks 1.33  1.50  Mid-Cap Growth
1.33 1.41 Mid-Cap Value
U.S. Small-Cap Stocks 0.89  0.62  New Horizons
0.89 0.98 Small-Cap Stock
0.89 0.86 Small-Cap Value
International Developed 3.23  2.84  International Stock
Market Stocks 3.23 2.80 International Value Equity
3.23 3.32 Overseas Stock
International Emerging
Market Stocks
0.86  1.25  Emerging Markets Discovery
Stock
0.86 0.99 Emerging Markets Stock
Inflation Focused Stocks 2.00  1.78  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 40.03  39.29
Core Fixed Income 4.00  3.92  Dynamic Global Bond
6.00 5.55 International Bond (USD
Hedged)
18.00 15.16 New Income
Diversifying Fixed Income 4.32  4.26  Emerging Markets Bond
1.30 1.73 Floating Rate
3.02 3.75 High Yield
20.00 19.53 Limited Duration Inflation
Focused Bond
3.36 3.56 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  3.25  Cash and Collateral
Total Bonds 60.00  60.71
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2005 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.55% 4.38% Equity Index 500
7.40 7.45 Growth Stock
1.82 2.34 U.S. Large-Cap Core
7.40 6.75 Value
1.59 1.57 U.S. Equity Research
U.S. Mid-Cap Stocks 1.42  1.62  Mid-Cap Growth
1.42 1.51 Mid-Cap Value
U.S. Small-Cap Stocks 0.95  0.67  New Horizons
0.95 1.07 Small-Cap Stock
0.95 0.90 Small-Cap Value
International Developed 3.46  3.06  International Stock
Market Stocks 3.46 3.00 International Value Equity
3.46 3.56 Overseas Stock
International Emerging
Market Stocks
0.92  1.33  Emerging Markets Discovery
Stock
0.92 1.07 Emerging Markets Stock
Inflation Focused Stocks 2.14  1.91  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 42.81  42.19
Core Fixed Income 4.01  3.91  Dynamic Global Bond
6.02 5.45 International Bond (USD
Hedged)
18.05 15.25 New Income
Diversifying Fixed Income 4.27  4.14  Emerging Markets Bond
1.28 1.70 Floating Rate
2.99 3.67 High Yield
17.10 16.74 Limited Duration Inflation
Focused Bond
3.50 3.70 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  3.25  Cash and Collateral
Total Bonds 57.22  57.81
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2010 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.93% 4.76% Equity Index 500
8.01 8.03 Growth Stock
1.97 2.53 U.S. Large-Cap Core
8.01 7.30 Value
1.73 1.70 U.S. Equity Research
U.S. Mid-Cap Stocks 1.54  1.74  Mid-Cap Growth
1.54 1.65 Mid-Cap Value
U.S. Small-Cap Stocks 1.03  0.75  New Horizons
1.03 1.15 Small-Cap Stock
1.03 1.02 Small-Cap Value
International Developed 3.74  3.32  International Stock
Market Stocks 3.74 3.25 International Value Equity
3.74 3.86 Overseas Stock
International Emerging
Market Stocks
0.99  1.43  Emerging Markets Discovery
Stock
0.99 1.17 Emerging Markets Stock
Inflation Focused Stocks 2.32  2.07  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 46.34  45.73
Core Fixed Income 3.86  3.75  Dynamic Global Bond
5.78 5.28 International Bond (USD
Hedged)
17.35 14.60 New Income
Diversifying Fixed Income 4.03  3.90  Emerging Markets Bond
1.21 1.62 Floating Rate
2.82 3.48 High Yield
15.10 14.74 Limited Duration Inflation
Focused Bond
3.50 3.67 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  3.23  Cash and Collateral
Total Bonds 53.65  54.27
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2015 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 5.25% 5.01% Equity Index 500
8.53 8.46 Growth Stock
2.10 2.70 U.S. Large-Cap Core
8.53 7.78 Value
1.84 1.84 U.S. Equity Research
U.S. Mid-Cap Stocks 1.64  1.88  Mid-Cap Growth
1.64 1.73 Mid-Cap Value
U.S. Small-Cap Stocks 1.09  0.85  New Horizons
1.09 1.23 Small-Cap Stock
1.09 1.02 Small-Cap Value
International Developed 3.99  3.53  International Stock
Market Stocks 3.99 3.47 International Value Equity
3.99 4.11 Overseas Stock
International Emerging
Market Stocks
1.06  1.54  Emerging Markets Discovery
Stock
1.06 1.28 Emerging Markets Stock
Inflation Focused Stocks 2.47  2.21  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 49.36  48.64
Core Fixed Income 3.76  3.66  Dynamic Global Bond
5.63 5.11 International Bond (USD
Hedged)
16.90 14.26 New Income
Diversifying Fixed Income 3.88  3.75  Emerging Markets Bond
1.17 1.54 Floating Rate
2.72 3.37 High Yield
13.10 12.74 Limited Duration Inflation
Focused Bond
3.50 3.66 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  3.27  Cash and Collateral
Total Bonds 50.66  51.36
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2020 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 5.62% 5.46% Equity Index 500
9.13 9.09 Growth Stock
2.25 3.05 U.S. Large-Cap Core
9.13 8.32 Value
1.97 1.86 U.S. Equity Research
U.S. Mid-Cap Stocks 1.76  2.08  Mid-Cap Growth
1.76 1.85 Mid-Cap Value
U.S. Small-Cap Stocks 1.17  0.88  New Horizons
1.17 1.37 Small-Cap Stock
1.17 1.12 Small-Cap Value
International Developed 4.26  3.63  International Stock
Market Stocks 4.26 3.72 International Value Equity
4.26 4.37 Overseas Stock
International Emerging
Market Stocks
1.13  1.65  Emerging Markets Discovery
Stock
1.13 1.37 Emerging Markets Stock
Inflation Focused Stocks 2.64  2.38  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 52.81  52.20
Core Fixed Income 3.61  3.43  Dynamic Global Bond
5.42 4.89 International Bond (USD
Hedged)
16.25 13.62 New Income
Diversifying Fixed Income 3.66  3.56  Emerging Markets Bond
1.10 1.45 Floating Rate
2.57 3.19 High Yield
11.10 10.77 Limited Duration Inflation
Focused Bond
3.50 3.64 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  3.25  Cash and Collateral
Total Bonds 47.21  47.80
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2025 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 6.33% 5.95% Equity Index 500
10.29 10.49 Growth Stock
2.53 3.33 U.S. Large-Cap Core
10.29 9.47 Value
2.22 2.19 U.S. Equity Research
U.S. Mid-Cap Stocks 1.98  2.39  Mid-Cap Growth
1.98 2.07 Mid-Cap Value
U.S. Small-Cap Stocks 1.32  1.02  New Horizons
1.32 1.54 Small-Cap Stock
1.32 1.27 Small-Cap Value
International Developed 4.81  4.23  International Stock
Market Stocks 4.81 4.21 International Value Equity
4.81 4.96 Overseas Stock
International Emerging
Market Stocks
1.27  1.91  Emerging Markets Discovery
Stock
1.27 1.61 Emerging Markets Stock
Inflation Focused Stocks 2.98  2.71  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 59.53  59.35
Core Fixed Income 3.28  3.08  Dynamic Global Bond
4.91 4.41 International Bond (USD
Hedged)
14.74 12.34 New Income
Diversifying Fixed Income 3.06  2.86  Emerging Markets Bond
0.92 1.24 Floating Rate
2.15 2.61 High Yield
7.75 7.68 Limited Duration Inflation
Focused Bond
3.70 3.75 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.68  Cash and Collateral
Total Bonds 40.51  40.65
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2030 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 7.49% 7.08% Equity Index 500
12.17 12.29 Growth Stock
3.00 3.97 U.S. Large-Cap Core
12.17 11.12 Value
2.62 2.60 U.S. Equity Research
U.S. Mid-Cap Stocks 2.34  2.82  Mid-Cap Growth
2.34 2.45 Mid-Cap Value
U.S. Small-Cap Stocks 1.56  1.20  New Horizons
1.56 1.81 Small-Cap Stock
1.56 1.52 Small-Cap Value
International Developed 5.69  4.99  International Stock
Market Stocks 5.69 4.99 International Value Equity
5.69 5.88 Overseas Stock
International Emerging
Market Stocks
1.51  2.24  Emerging Markets Discovery
Stock
1.51 1.88 Emerging Markets Stock
Inflation Focused Stocks 3.52  3.22  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 70.42  70.06
Core Fixed Income 2.69  2.43  Dynamic Global Bond
4.03 3.58 International Bond (USD
Hedged)
12.08 10.03 New Income
Diversifying Fixed Income 2.09  1.89  Emerging Markets Bond
0.63 0.87 Floating Rate
1.46 1.83 High Yield
2.75 2.84 Limited Duration Inflation
Focused Bond
3.87 3.82 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.65  Cash and Collateral
Total Bonds 29.60  29.94
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2035 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 8.67% 8.57% Equity Index 500
14.09 14.16 Growth Stock
3.47 4.59 U.S. Large-Cap Core
14.09 12.76 Value
3.04 3.02 U.S. Equity Research
U.S. Mid-Cap Stocks 2.71  3.23  Mid-Cap Growth
2.71 2.82 Mid-Cap Value
U.S. Small-Cap Stocks 1.81  1.36  New Horizons
1.81 2.07 Small-Cap Stock
1.81 1.72 Small-Cap Value
International Developed 6.58  5.75  International Stock
Market Stocks 6.58 5.79 International Value Equity
6.58 6.79 Overseas Stock
International Emerging
Market Stocks
1.74  2.60  Emerging Markets Discovery
Stock
1.74 2.15 Emerging Markets Stock
Inflation Focused Stocks 4.08  3.66  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 81.51  81.04
Core Fixed Income 1.85  1.61  Dynamic Global Bond
2.78 2.40 International Bond (USD Hedged)
8.33 6.80 New Income
Diversifying Fixed Income 1.15  0.96  Emerging Markets Bond
0.34 0.51 Floating Rate
0.80 1.01 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
3.26 3.17 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.50  Cash and Collateral
Total Bonds 18.51  18.96
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2040 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 9.64% 9.50% Equity Index 500
15.67 15.56 Growth Stock
3.86 5.12 U.S. Large-Cap Core
15.67 14.08 Value
3.37 3.33 U.S. Equity Research
U.S. Mid-Cap Stocks 3.01  3.59  Mid-Cap Growth
3.01 3.11 Mid-Cap Value
U.S. Small-Cap Stocks 2.01  1.50  New Horizons
2.01 2.29 Small-Cap Stock
2.01 1.90 Small-Cap Value
International Developed 7.32  6.41  International Stock
Market Stocks 7.32 6.45 International Value Equity
7.32 7.56 Overseas Stock
International Emerging
Market Stocks
1.94  2.87  Emerging Markets Discovery
Stock
1.94 2.36 Emerging Markets Stock
Inflation Focused Stocks 4.53  4.06  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 90.63  89.69
Core Fixed Income 0.94  0.70  Dynamic Global Bond
1.41 1.12 International Bond (USD
Hedged)
4.23 3.15 New Income
Diversifying Fixed Income 0.41  0.28  Emerging Markets Bond
0.12 0.17 Floating Rate
0.29 0.41 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
2.01 1.77 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.71  Cash and Collateral
Total Bonds 9.41  10.31
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2045 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.20% 10.02% Equity Index 500
16.58 16.38 Growth Stock
4.08 5.34 U.S. Large-Cap Core
16.58 15.09 Value
3.57 3.54 U.S. Equity Research
U.S. Mid-Cap Stocks 3.19  3.68  Mid-Cap Growth
3.19 3.29 Mid-Cap Value
U.S. Small-Cap Stocks 2.13  1.60  New Horizons
2.13 2.40 Small-Cap Stock
2.13 1.98 Small-Cap Value
International Developed 7.74  6.75  International Stock
Market Stocks 7.74 6.85 International Value Equity
7.74 8.01 Overseas Stock
International Emerging
Market Stocks
2.05  2.95  Emerging Markets Discovery
Stock
2.05 2.52 Emerging Markets Stock
Inflation Focused Stocks 4.80  4.27  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 95.90  94.67
Core Fixed Income 0.41  0.24  Dynamic Global Bond
0.62 0.38 International Bond (USD
Hedged)
1.85 1.07 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
1.23 0.78 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.86  Cash and Collateral
Total Bonds 4.11  5.33
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2050 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.37% 10.23% Equity Index 500
16.86 16.64 Growth Stock
4.15 5.44 U.S. Large-Cap Core
16.86 15.33 Value
3.63 3.58 U.S. Equity Research
U.S. Mid-Cap Stocks 3.24  3.72  Mid-Cap Growth
3.24 3.34 Mid-Cap Value
U.S. Small-Cap Stocks 2.16  1.62  New Horizons
2.16 2.44 Small-Cap Stock
2.16 2.02 Small-Cap Value
International Developed 7.87  6.83  International Stock
Market Stocks 7.87 6.95 International Value Equity
7.87 8.15 Overseas Stock
International Emerging
Market Stocks
2.08  3.00  Emerging Markets Discovery
Stock
2.08 2.57 Emerging Markets Stock
Inflation Focused Stocks 4.88  4.30  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.48  96.16
Core Fixed Income 0.25  0.11  Dynamic Global Bond
0.38 0.14 International Bond (USD
Hedged)
1.13 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.75 0.30 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.85  Cash and Collateral
Total Bonds 2.51  3.83
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2055 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.16% Equity Index 500
16.94 16.64 Growth Stock
4.17 5.48 U.S. Large-Cap Core
16.94 15.44 Value
3.65 3.60 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.74  Mid-Cap Growth
3.26 3.41 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.62  New Horizons
2.17 2.45 Small-Cap Stock
2.17 2.09 Small-Cap Value
International Developed 7.91  6.93  International Stock
Market Stocks 7.91 6.99 International Value Equity
7.91 8.19 Overseas Stock
International Emerging
Market Stocks
2.10  2.98  Emerging Markets Discovery
Stock
2.10 2.62 Emerging Markets Stock
Inflation Focused Stocks 4.90  4.31  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  96.65
Core Fixed Income 0.20  0.11  Dynamic Global Bond
0.30 0.15 International Bond (USD
Hedged)
0.90 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.29 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.37  Cash and Collateral
Total Bonds 2.00  3.35
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2060 Fund – I  Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.16% Equity Index 500
16.94 16.73 Growth Stock
4.17 5.42 U.S. Large-Cap Core
16.94 15.44 Value
3.65 3.64 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.75  Mid-Cap Growth
3.26 3.41 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.63  New Horizons
2.17 2.45 Small-Cap Stock
2.17 2.07 Small-Cap Value
International Developed 7.91  6.88  International Stock
Market Stocks 7.91 6.99 International Value Equity
7.91 8.19 Overseas Stock
International Emerging
Market Stocks
2.10  3.00  Emerging Markets Discovery
Stock
2.10 2.61 Emerging Markets Stock
Inflation Focused Stocks 4.90  4.32  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  96.69
Core Fixed Income 0.20  0.12  Dynamic Global Bond
0.30 0.14 International Bond (USD
Hedged)
0.90 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.29 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.33  Cash and Collateral
Total Bonds 2.00  3.31
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 5/31/23
Retirement I 2065 Fund – I Class
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.19% Equity Index 500
16.94 16.60 Growth Stock
4.17 5.50 U.S. Large-Cap Core
16.94 15.42 Value
3.65 3.65 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.76  Mid-Cap Growth
3.26 3.38 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.66  New Horizons
2.17 2.46 Small-Cap Stock
2.17 2.03 Small-Cap Value
International Developed 7.91  6.89  International Stock
Market Stocks 7.91 6.99 International Value Equity
7.91 8.19 Overseas Stock
International Emerging
Market Stocks
2.10  3.13  Emerging Markets Discovery
Stock
2.10 2.44 Emerging Markets Stock
Inflation Focused Stocks 4.90  4.36  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  96.65
Core Fixed Income 0.20  0.11  Dynamic Global Bond
0.30 0.15 International Bond (USD
Hedged)
0.90 0.44 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.29 U.S. Treasury Long-Term Index
U.S. Interest Rate
Futures*
0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.37  Cash and Collateral
Total Bonds 2.00  3.36
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT BALANCED I FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement Balanced I Fund – I  Class –
.
-1.01% 4.09% 5.21%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2005 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2005 Fund – I  Class –
.
-0.91% 3.94% 5.12%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2010 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2010 Fund – I  Class –
.
-0.91% 4.23% 5.58%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2015 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2015 Fund – I  Class –
.
-0.78% 4.52% 6.14%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2020 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2020 Fund – I  Class –
.
-0.61% 4.86% 6.83%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2025 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2025 Fund – I  Class –
.
-0.51% 5.29% 7.50%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2030 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2030 Fund – I  Class –
.
-0.28% 5.69% 8.09%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2035 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2035 Fund – I  Class –
.
0.02% 6.04% 8.60%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2040 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2040 Fund – I  Class –
.
0.19% 6.37% 9.04%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2045 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2045 Fund – I  Class –
.
0.47% 6.64% 9.28%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2050 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2050 Fund – I  Class –
.
0.49% 6.65% 9.29%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2055 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2055 Fund – I  Class –
.
0.44% 6.63% 9.26%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2060 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
9/29/15
Retirement I 2060 Fund – I  Class –
.
0.44% 6.65% 9.24%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT I 2065 FUND–I CLASS
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year
Since
Inception
10/13/20
Retirement I 2065 Fund – I Class –
.
0.49% 4.99%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement I Funds

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Retirement Balanced I Fund – I  Class 0.34%
Retirement I 2005 Fund – I  Class 0.34
Retirement I 2010 Fund – I  Class 0.34
Retirement I 2015 Fund – I  Class 0.36
Retirement I 2020 Fund – I  Class 0.37
Retirement I 2025 Fund – I  Class 0.39
Retirement I 2030 Fund – I  Class 0.41
Retirement I 2035 Fund – I  Class 0.42
Retirement I 2040 Fund – I  Class 0.43
Retirement I 2045 Fund – I  Class 0.44
Retirement I 2050 Fund – I  Class 0.45
Retirement I 2055 Fund – I  Class 0.46
Retirement I 2060 Fund – I  Class 0.46
Retirement I 2065 Fund – I Class 0.46
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Retirement I Funds

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
RETIREMENT BALANCED I FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,016.20 $1.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.24   1.72
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.34%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2005 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,016.70 $1.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.24   1.72
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.34%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
RETIREMENT I 2010 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,016.70 $1.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.24   1.72
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.34%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
RETIREMENT I 2015 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,017.00 $1.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.14   1.82
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.36%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2020 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,017.50 $1.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.09   1.87
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.37%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
RETIREMENT I 2025 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,018.50 $1.96
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.99   1.97
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.39%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
RETIREMENT I 2030 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,018.70 $2.06
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.89   2.07
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.41%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2035 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,019.60 $2.11
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.84   2.12
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.42%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
RETIREMENT I 2040 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,019.60 $2.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.79   2.17
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.43%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
RETIREMENT I 2045 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,020.00 $2.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.74   2.22
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.44%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2050 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,020.40 $2.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.69   2.27
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.45%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
RETIREMENT I 2055 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,020.20 $2.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.64   2.32
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.46%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
RETIREMENT I 2060 FUND – I  CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,020.10 $2.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.64   2.32
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.46%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

RETIREMENT I 2065 FUND – I CLASS
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,021.00 $2.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.64   2.32
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.46%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement I Funds

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years
Since
Inception
Inception
Date
Retirement Balanced I Fund – I  Class –
.
-5.30% 4.21% 5.37% 9/29/15
Retirement I 2005 Fund – I  Class –
.
-5.59  4.01  5.26  9/29/15
Retirement I 2010 Fund – I  Class –
.
-5.69  4.32  5.73  9/29/15
Retirement I 2015 Fund – I  Class –
.
-5.79  4.65  6.31  9/29/15
Retirement I 2020 Fund – I  Class –
.
-5.81  5.00  7.01  9/29/15
Retirement I 2025 Fund – I  Class –
.
-6.29  5.42  7.67  9/29/15
Retirement I 2030 Fund – I  Class –
.
-6.87  5.82  8.27  9/29/15
Retirement I 2035 Fund – I  Class –
.
-7.24  6.19  8.78  9/29/15
Retirement I 2040 Fund – I  Class –
.
-7.61  6.54  9.22  9/29/15
Retirement I 2045 Fund – I  Class –
.
-7.64  6.77  9.45  9/29/15
Retirement I 2050 Fund – I  Class –
.
-7.69  6.79  9.46  9/29/15
Retirement I 2055 Fund – I  Class –
.
-7.76  6.79  9.43  9/29/15
Retirement I 2060 Fund – I  Class –
.
-7.75  6.79  9.41  9/29/15
Retirement I 2065 Fund – I Class –
.
-7.80  – 5.18  10/13/20
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307 - 2916673 R16-050 7/23

May 31, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRFKX Retirement I 2065 Fund –
I Class –
.

T. ROWE PRICE Retirement I 2065 Fund–I Class
Financial Highlights

For a share outstanding throughout each period
(1)
.. Year ..
.. Ended .
10/13/20
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 10.83 $ 12.33 $ 10.00
Investment activities
Net investment income
(2)(3)
0.13 0.10 0.01
Net realized and unrealized gain/loss (0.10)
(4)
(1.23) 2.47
Total from investment activities 0.03 (1.13) 2.48
Distributions
Net investment income (0.14) (0.13) (0.11)
Net realized gain (0.14) (0.24) (0.04)
Total distributions (0.28) (0.37) (0.15)
NET ASSET VALUE
End of period $ 10.58 $ 10.83 $ 12.33
Ratios/Supplemental Data
Total return
(3)(5)(6)
0.49% (9.53)% 25.02%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0.46% 0.46% 0.52%
(7)
Net expenses after payments by Price Associates
(6)
0.46% 0.46% 0.52%
(7)
Net investment income
(6)
1.30% 0.86% 0.07%
(7)
Portfolio turnover rate
(6)
13.5% 32.9% 16.3%
Net assets, end of period (in thousands) $207,645 $72,914 $9,265
0% 0% 0%

T. ROWE PRICE Retirement I 2065 Fund–I Class
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement I 2065 Fund–I Class
May 31, 2023

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
5/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  354 614 38 111,605 905
U.S. Treasury Long-Term Index
Fund  182 469 11 74,538 607
International Bond Fund (USD
Hedged)  126 208 5 38,110 309
Dynamic Global Bond Fund  92 169 4 28,063 230
Limited Duration Inflation
Focused Bond Fund  779 57 839 1,179 6
Total Bond Mutual Funds (Cost $2,232) 2,057
EQUITY MUTUAL FUNDS 96.7%
T. Rowe Price Funds:
Growth Stock Fund  (2) 10,454 21,785 1,237 442,797 34,450
Value Fund  14,189 23,457 3,520 842,684 32,022
Equity Index 500 Fund  7,769 13,899 1,433 191,997 21,156
Overseas Stock Fund  5,708 11,739 945 1,448,587 17,006
International Value Equity Fund  6,072 9,713 1,687 988,678 14,514
International Stock Fund  5,167 9,271 581 809,025 14,320
U.S. Large-Cap Core Fund  1,494 9,898 165 369,004 11,435
Real Assets Fund  2,928 7,083 153 701,939 9,069
Mid-Cap Growth Fund  2,669 5,215 139 82,958 7,810
U.S. Equity Research Fund  2,056 5,238 112 187,348 7,589
Mid-Cap Value Fund  2,894 5,211 428 246,887 7,029
Emerging Markets Discovery
Stock Fund  2,398 4,406 111 522,952 6,495
Small-Cap Stock Fund  1,767 3,736 154 98,209 5,111
Emerging Markets Stock Fund  1,842 3,606 103 148,078 5,081
Small-Cap Value Fund  1,775 3,017 98 91,295 4,220
New Horizons Fund  (2) 1,091 2,363 76 68,034 3,441
Total Equity Mutual Funds (Cost $207,413) 200,748
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  9 2,639 2,632 153 16
Total Other Mutual Funds (Cost $15) 16

T. ROWE PRICE Retirement I 2065 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
5/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.10%  (3) 1,125 8,362 4,556 4,931,162 4,931
Total Short-Term Investments (Cost $4,931) 4,931
Total Investments in Securities
100.1% of Net Assets (Cost $214,591) $ 207,752
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2065 Fund–I Class

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 17 $ (27) $ 7
Emerging Markets Discovery Stock Fund  (7) (198) 145
Emerging Markets Stock Fund  4 (264) 65
Equity Index 500 Fund  (160) 921 201
Growth Stock Fund  220 3,448 —
International Bond Fund (USD Hedged)  15 (20) 5
International Stock Fund  (43) 463 138
International Value Equity Fund  (174) 416 361
Limited Duration Inflation Focused Bond Fund  (16) 9 —
Mid-Cap Growth Fund  100 65 15
Mid-Cap Value Fund  454 (648) 74
New Horizons Fund  66 63 —
New Income Fund  (4) (25) 21
Overseas Stock Fund  (80) 504 324
Real Assets Fund  — (789) 160
Small-Cap Stock Fund  92 (238) 25
Small-Cap Value Fund  113 (474) 34
Transition Fund  6 — 3
U.S. Equity Research Fund  14 407 55
U.S. Large-Cap Core Fund  201 208 51
U.S. Treasury Long-Term Index Fund  (1) (33) 12
Value Fund  1,011 (2,104) 415
U.S. Treasury Money Fund, 5.10% — — 113
Totals $ 1,828# $ 1,684 $ 2,224+
# Capital gain distributions from underlying Price funds represented $3,481 of the net realized gain (loss).
+ Investment income comprised $2,224 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2065 Fund–I Class
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $214,591) $ 207,752
Receivable for shares sold 1,968
Total assets 209,720
Liabilities
Payable for investment securities purchased 1,889
Investment management and administrative fees payable 111
Payable for shares redeemed 75
Total liabilities 2,075
NET ASSETS $ 207,645
Net Assets Consist of:
Total distributable earnings (loss) $ (6,598)
Paid-in capital applicable to 19,632,108 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of the
Corporation authorized 214,243
NET ASSETS $ 207,645
NET ASSET VALUE PER SHARE $ 10.58

T. ROWE PRICE Retirement I 2065 Fund–I Class
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Investment Income (Loss)
Income distributions from underlying Price Funds $ 2,224
Investment management and administrative expense 580
Net investment income 1,644
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (1,653)
Capital gain distributions from underlying Price Funds 3,481
Net realized gain 1,828
Change in net unrealized gain / loss on underlying Price Funds 1,684
Net realized and unrealized gain / loss 3,512
INCREASE IN NET ASSETS FROM OPERATIONS
$ 5,156

T. ROWE PRICE Retirement I 2065 Fund–I Class
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,644 $ 314
Net realized gain 1,828 1,270
Change in net unrealized gain / loss 1,684 (8,963)
Increase (decrease) in net assets from operations 5,156 (7,379)
Distributions to shareholders
Net earnings (3,435) (1,109)
Capital share transactions
*
Shares sold 154,197 84,534
Distributions reinvested 3,419 1,109
Shares redeemed (24,606) (13,506)
Increase in net assets from capital share transactions 133,010 72,137
Net Assets
Increase during period 134,731 63,649
Beginning of period 72,914 9,265
End of period $ 207,645 $ 72,914
*Share information (000s)
Shares sold 14,941 7,024
Distributions reinvested 346 89
Shares redeemed (2,387) (1,132)
Increase in shares outstanding 12,900 5,981

T. ROWE PRICE Retirement I 2065 Fund–I Class
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement I 2065 Fund
– I Class (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund’s shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards
Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying
Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Retirement I 2065 Fund–I Class

In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended May 31, 2023, the fund realized
$188,000 of net gain on $1,779,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation.  Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates,
Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the
Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing

T. ROWE PRICE Retirement I 2065 Fund–I Class

agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On May 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds during the year ended May 31, 2023, aggregated $152,155,000 and $17,374,000, respectively.

T. ROWE PRICE Retirement I 2065 Fund–I Class

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, the character of distributions from the underlying Price Funds and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 1,958 $ 1,094
Long-term capital gain 1,477 15
Total distributions $ 3,435 $ 1,109

T. ROWE PRICE Retirement I 2065 Fund–I Class

At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.
($000s)
Cost of investments $ 217,427
Unrealized appreciation $ 1,266
Unrealized depreciation (10,941)
Net unrealized appreciation (depreciation) $ (9,675)
($000s)
Undistributed long-term capital gain $ 3,216
Net unrealized appreciation (depreciation) (9,675)
Loss carryforwards and deferrals (139)
Total distributable earnings (loss) $ (6,598)

T. ROWE PRICE Retirement I 2065 Fund–I Class

The fund operates in accordance with an amended investment management agreement
(amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from 0.46% to 0.34%, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses. At May 31, 2023, the effective all-inclusive management fee rate was  0.46%.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At May 31, 2023, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE Retirement I 2065 Fund–I Class

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 7 - SUBSEQUENT EVENT
On June 26, 2023, the Board approved the reorganization of the fund into the T. Rowe
Price Retirement 2065 Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes, under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for
I Class shares of the Acquiring fund. The reorganization is anticipated to close on or about February 16, 2024. After the reorganization, the fund will be formally terminated.

T. ROWE PRICE Retirement I 2065 Fund–I Class

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Retirement I 2065 Fund - I Class
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Retirement I 2065 Fund - I Class (one of the
funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the
"Fund") as of May 31, 2023, the related statement of operations for the year ended May
31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the years ended May 31, 2023 and 2022, and for the period October 13, 2020 (inception)
through May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31,
2023 and the financial highlights for each of the years ended May 31, 2023 and 2022, and for the period October 13, 2020 (inception) through May 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Retirement I 2065 Fund–I Class

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Retirement I 2065 Fund–I Class

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$221,000 from short-term capital gains
$1,476,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $1,875,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $802,000 of the fund's income qualifies for the dividends-
received deduction.
The fund will pass through foreign source income of $896,000 and foreign taxes paid of
$94,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$20,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.

T. ROWE PRICE Retirement I 2065 Fund–I Class

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Retirement I 2065 Fund–I Class

Approvals of Investment Management Agreements
Each year, the Board of Directors (Board) of the T. Rowe Price Retirement I Funds
considers the continuation of the investment management agreement (Advisory Contract)
between each T. Rowe Price Retirement I Fund and its investment adviser, T. Rowe
Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023
(Meeting), the Board, including all of the funds’ independent directors, approved the continuation of the funds’ Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the
Adviser and the approval of the Advisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the funds by the Adviser. These services included, but were not limited to, directing the funds’ investments in accordance with their investment programs and the overall management of the funds’ portfolios, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the funds’ records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the funds, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.
Investment Performance of the Funds
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs

T. ROWE PRICE Retirement I 2065 Fund–I Class

for various periods through December 31, 2022. Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s I Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contracts’ review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the funds’ performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the funds’ performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contracts and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the funds. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the funds’ portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing each fund in particular (other than the Retirement I 2065 Fund), and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the funds. While the Board did not review information regarding profits realized from managing the Retirement I 2065 Fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the
Board concluded that the Adviser’s profits were reasonable in light of the overall services provided to the T. Rowe Price funds.
The Board also considered whether the funds benefit under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale realized by the
Adviser. Under each fund’s Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-
inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. In accordance with a predetermined contractual fee schedule, the all-inclusive management fee rate for the
Approvals of Investment Management Agreements (CONTINUED)

T. ROWE PRICE Retirement I 2065 Fund–I Class

T. Rowe Price Retirement I Funds (other than the T. Rowe Price Retirement Balanced
I Fund) generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive management fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the funds potentially share in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the funds provide for a reasonable sharing of benefits from any economies of scale with the funds’
investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the I Class of each fund with a group of competitor funds selected by Broadridge (Expense Group); and
(ii) actual management fees, nonmanagement expenses, and total expenses of the I
Class of each fund with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate applicable to that fund and do not deduct the operating expenses paid by the Adviser as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and, where applicable, ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. There were certain funds that did not have a sufficient number of funds in their peer group to rank within quintiles. The information provided to the Board indicated that each fund’s contractual management fees, actual management fees, and total expenses ranked as follows:
Approvals of Investment Management Agreements (CONTINUED)

T. ROWE PRICE Retirement I 2065 Fund–I Class

Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Retirement I 2005 Fund Third out of three
funds (Expense Group)
Fifth out of five funds
(Expense Group)
and fourth quintile
(Expense Universe)
First out of five funds
(Expense Group)
and second quintile
(Expense Universe)
Retirement I 2010 Fund Third out of three
funds (Expense Group)
Fifth out of five funds
(Expense Group)
and fourth quintile
(Expense Universe)
First out of five funds
(Expense Group)
and second quintile
(Expense Universe)
Retirement I 2015 Fund Third out of three
funds (Expense Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement I 2020 Fund Third out of three
funds (Expense Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement I 2025 Fund Third quintile (Expense
Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement I 2030 Fund Third out of five funds
(Expense Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
Second quintile
(Expense Group)
and second quintile
(Expense Universe)
Retirement I 2035 Fund Third quintile (Expense
Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement I 2040 Fund Third quintile (Expense
Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement I 2045 Fund Third quintile (Expense
Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement I 2050 Fund Third quintile (Expense
Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Approvals of Investment Management Agreements (CONTINUED)

T. ROWE PRICE Retirement I 2065 Fund–I Class

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of each fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the funds and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Retirement I 2055 Fund Third quintile (Expense
Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement I 2060 Fund Third quintile (Expense
Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement I 2065 Fund Third quintile (Expense
Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement Balanced
I Fund
Second out of four
funds (Expense Group)
Fifth quintile (Expense
Group) and fifth
quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Approvals of Investment Management Agreements (CONTINUED)

T. ROWE PRICE Retirement I 2065 Fund–I Class

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the funds under the Advisory Contracts are reasonable.
Approvals of the Advisory Contracts
As noted, the Board approved the continuation of each fund’s Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the funds and their shareholders for the Board to approve the continuation of the Advisory Contracts (including the fees to be charged for services thereunder).
Approvals of Investment Management Agreements (CONTINUED)

T. ROWE PRICE Retirement I 2065 Fund–I Class

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Retirement I 2065 Fund–I Class

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Retirement I 2065 Fund–I Class

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Retirement I Funds Principal Occupation(s)
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Kimberly E. DeDominicis (1976)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer,
Vice President, and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Retirement I 2065 Fund–I Class

Name (Year of Birth)
Position Held With Retirement I Funds Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Andrew G. Jacobs Van Merlen (1978)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Wyatt A. Lee, CFA (1971)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Paul M. Massaro, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew W. Novak (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sébastien Page  (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert A. Panariello (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Darren Scheinberg (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Charles M. Shriver, CFA (1967)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Guido F. Stubenrauch, CFA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Retirement I 2065 Fund–I Class

Name (Year of Birth)
Position Held With Retirement I Funds Principal Occupation(s)
Justin Thomson (1968)
Vice President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
James A. Tzitzouris, Jr., Ph.D. (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Justin P. White  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
R1310-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$14,113	$13,787
Audit-Related Fees	-	-
Tax Fees	-	1,379
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023